PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2010	2011

Buildings	1,530	4,782
Furniture, fixtures and equipment	6,888	15,922
Motor vehicles	1,218	1,571
Leasehold improvements	11,682	26,270
Less: accumulated depreciation and amortization	(5,543)	(12,932)
	15,775	35,613

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $1,087, $3,551 and $8,109, respectively.